                                                 Registration Numbers 333-156867
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4





                                REGISTRATION STATEMENT
                              UNDER THE SECURITIES ACT
                       OF 1933 POST-EFFECTIVE AMENDMENT NO. 7



                                 ------------
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Registrant)



                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Depositor)


            1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (860) 656-3000


                                 ------------
                              RICARDO A. ANZALDUA
                            EXECUTIVE VICE PRESIDENT
                                GENERAL COUNSEL
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
            1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
                    (Name and Address of Agent for Service)


                                 ------------
                                   Copies to:
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on April 28, 2014 pursuant to paragraph (b) of Rule 485.

[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       UNALLOCATED GROUP VARIABLE ANNUITY

The sole purpose of this post-effective amendment is to file as an exhibit the Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, as required by Item 24(b)(10) of Form N-4. It is not intended that this filing supersede the prospectus and statement of additional information included in Post-Effective Amendment No. 6 to this Registration Statement filed on April 4, 2014.

                                     PART C



                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



(a) - - - -Financial Statements


   The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


   (1)   Statements of Assets and Liabilities as of December 31, 2013

   (2)   Statements of Operations for the year ended December 31, 2013

   (3) Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012


   (4)   Notes to Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


   (1)   Consolidated Balance Sheets as of December 31, 2013 and 2012

   (2) Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011

   (3) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011

   (4) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2013, 2012 and 2011

   (5) Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011

   (6)   Notes to Consolidated Financial Statements

   (7)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. Not applicable


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement between The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


3(a)(i). Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-138472 filed on November 7, 2006.)


3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)


3(c). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N- 4, File No. 033-65343 filed April 6, 2006.)


3(d). Master Retail Sales Agreement (MLIDC) (9-2012) (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


4. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


                          a. Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 File No. 033-65343 filed April 5, 2006.)


                          b. Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          c. Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          d. Roth 403(b) Nationwide Tax Shelter Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 File No. 333-152189 filed April 7, 2010.)


                          e.  MetLife Insurance Company of Connecticut
                              401(a)/403(a) Plan Endorsement. L-22492 (5/11).
                              (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)


5. Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


                          a. 401(k) Group Annuity Group Master Data Sheet L-20105A 5-05*


                          b. 401(k) Group Annuity Group Master Data Sheet L-20105A 7-05*


                          c. 401(k) Group Annuity Group Master Data Sheet L-20105A 11-05*


                          d. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 5-05,*


                          e. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 7-05*


                          f. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 11-05*


                              *     (Incorporated herein by reference to
                                    Post-Effective Amendment No. 1 to the
                                    Registration Statement on Form N- 4, File
                                    No. 333-118415, filed April 10, 2006.)


                          g. Group Variable Annuity Master Application -- L-24767AZ Order # L-24770AZ Rev. 05/06**


                          h. 401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 05/06**


                          i. Group Variable Annuity Master Application -- L-24767AZ Order # L-24770AZ Rev. 11/06**


                          j. 401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 11/06**

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                              **    (Incorporated herein by reference to
                                    Post-Effective Amendment No. 3 to the
                                    Registration Statement on Form N-4 File
                                    333-136191 filed April 6, 2007.)


6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Insurance Company, dated and executed as of the 4th day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)


6(b). Amended and Restated By-Laws of Met-Life Insurance Company of Connecticut (June 1, 2012) (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, file numbers 333-65942/811-08225, filed on April 15, 2003.)



7(b). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company - Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2014.)



8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-82009 filed April 20, 2005.)


8(a). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4 File No. 333-156867, on April 4,
                      2012.)


8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) To Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Filed with
                      Post-Effective Amendment No. 16 to the Registration
                      Statement on Form N-4, File No. 333-00165, on October 31,
                      2007.)


8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File No. 333-156867, on April 4,
                      2012.)


8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(c)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(d)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(d)(i).              Summary Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(c)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(e). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(e)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Filed with Post-Effective
                      Amendment No. 4 to this Registration Statement on Form
                      N-4, File No. 333-156867, on April 4, 2012.)


8(e)(iii)             Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 and Amendment No. 152 to the
                      Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(f)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(f)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)


9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-156867, January 22, 2009.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.


11.                   Not applicable


12.                   Not applicable



13.                   Powers of Attorney authorizing Michele H. Abate, Paul G.
                      Cellupica, John E. Connolly, Jr., Myra L. Saul, and Marie
                      C. Swift as signatory for Eric T. Steigerwalt, Elizabeth
                      M. Forget, Gene L. Lunman, Stanley J. Talbi and Peter M. Carlson. Filed with Post-Effective Amendment No.5 to this Registration Statement on Form N-4, File
                      No. 333-156867, on April 3, 2013.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06022-2910



NAME AND PRINCIPAL                   POSITIONS AND OFFICES
BUSINESS ADDRESS                     WITH DEPOSITOR
----------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277




Elizabeth M. Forget            Director and Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                      Director and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277




Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036




Steven J. Goulart       Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962




Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036



Stanley J. Talbi               Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036



Robin Lenna           Executive Vice President
200 Park Avenue
12 Floor
New York, NY 10166



Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036



Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036



Jonathan L. Rosenthal     Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962



Andrew Kaniuk            Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Steven G. Sorrentino     Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Mark S. Reilly          Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06022




Christopher A. Kremer       Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island, NY 11101





Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036





S. Peter Headley            Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210





Andrew T. Aoyama      Vice President
200 Park Avenue
New York, NY 10166





Steven J. Brash                Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy           Vice President and Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

Lisa S. Kuklinski              Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Henry Sulikowski, Jr.     Vice President and Senior Actuary
18210 Crane Nest Dr.
Tampa, FL 33647




Mark J. Davis            Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta       Vice President
10 Park Avenue
Morristown, NJ 07962



John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647



Karen A. Johnson       Vice President
501 Boylston Street
Boston, MA 02116



James M. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Daniel A. O'Neill           Vice President
8717 W. 110th Street
Overland Parks, KS 66210



Kathleen J. Schoos     Vice President
700 Quaker Lane
Warwick, RI 02886



Nan D. Tecotzky       Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Mark. H. Wilsmann       Vice President
10 Park Avenue
Morristown, NJ 07962

Michael F. Tietz               Vice President
1095 Avenue of the Americas
New York, NY 10036



Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Lynn A Dumais             Vice President
18210 Crane Nest Drive
Tampa, FL 33647




Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328




Geoffrey A. Fradkin      Vice President
501 Route 22
Bridgewater, NJ 08807




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Robert L. Staffier          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island, NY 11101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2014, there were 8,186 owners of qualified contracts offered by the Registrant (MetLife Insurance

Company of Connecticut Separate Account QPN).

ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.


C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITER


(a)        MetLife Investors Distribution Company

     1095 Avenue of the Americas
     New York, NY 10036

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (including the Registrant):
MetLife of CT Separate Account Eleven for Variable Annuities

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two

Security Equity Separate Account 26
Security Equity Separate Account 27

Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund

New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.




NAME AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                WITH UNDERWRITER
-----------------------------   ----------------------
Elizabeth M. Forget             Director, President
1095 Avenues of the Americas
New York, NY 10036





Paul A. LaPiana                     Director, Executive Vice President, National Sales Manager-Life
11225 North Community House Road
Charlotte, NC 28277




Andrew G. Aiello     Senior Vice President, Channel Head - National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614




Jay S. Kaduson                      Senior Vice President
11225 North Community House Road
Charlotte, NC 28277





Tyla L. Reynolds         Vice President, Secretary
600 North King Street
Wilmington, DE 19801





Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036





John G. Martinez        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

John P. Kyne, III                   Vice President, Director of Compliance
11225 North Community House Road
Charlotte, NC 28277





David DeCarlo                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Paul M. Kos          Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614







(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                                                     (2)
                     (1)                      NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                 DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                     COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
-------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company...... $150,530,898       $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



(1) MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, CT 06002-2910



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


MetLife Insurance Company of Connecticut hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance
     Company of Connecticut.

                                   SIGNATURES



As required by the Securities Act of 1933, the Registrant has caused this Registration Statement to be signed on its behalf, in Bloomfield, Connecticut, on April 21, 2014.


                    MetLife Insurance Company of Connecticut

                                  (Registrant)


                    MetLife Insurance Company of Connecticut
                                  (Depositor)


                     By:          /s/ ELIZABETH M. FORGET
                            ----------------------------------
                   Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 21, 2014.



    /s// *ERIC T. STEIGERWALT          Director, Chairman of the Board, President and Chief
     ------------------------
                                       Executive Officer
  (Eric T. Steigerwalt)
       /s/ *ELIZABETH M. FORGET        Director
     ------------------------
  (Elizabeth M. Forget)
       /s/ *GENE L. LUNMAN             Director
     ------------------------
  (Gene L. Lunman)
      /s/ *STANLEY J. TALBI            Executive Vice President and Chief Financial Officer
     ------------------------
  (Stanley J. Talbi)
      /s/ *PETER M. CARLSON            Executive Vice President and Chief Accounting Officer
     ------------------------
  (Peter M. Carlson)

                      *By:              /s/ MYRA L. SAUL
                                        ---------------------------------------

                         Myra L. Saul, Attorney-in-fact




* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herein.

                                 EXHIBIT INDEX




10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)